Cover	May 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 18, 2026
Registrant Name	HawkEye 360, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43266
Entity Tax Identification Number	47-5078666
Entity Address, Address Line One	450 Springpark Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	571
Local Phone Number	203-0360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HAWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001750704